As filed with the Securities and Exchange Commission on July 13, 2001
                     Registration Nos. 2-99810and 811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 49                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 47                                     [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100


                                Harold J. Baxter
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

William H. Rheiner, Esq            and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                      1400 Liberty Ridge Drive
Philadelphia, PA 19103-7599                             Wayne, PA 19087
      (215) 864-8600                                     (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b)
|X| on July 16, 2001 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Pursuant to Rule 414 under the Securities Act of 1933, PBHG Funds, as successor issuer of The PBHG Funds, Inc., is filing this amendment to the registration statement of The PBHG Funds, Inc. and expressly adopts the registration statement of The PBHG Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

         Part A - Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 47 made pursuant to Rule 485(a) under the Securities Act of 1933 on May 8, 2001.

         Part B - Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 47 made pursuant to Rule 485(a) under the Securities Act of 1933 on May 8, 2001.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Agreement and Declaration of Trust incorporated herein by reference to PEA No. 47 filed May 8, 2001.

     (b) Bylaws incorporated herein by reference to PEA No. 47 filed May 8,
         2001.

     (c) Instruments Defining Rights of Security Holders.

                  (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust incorporated by reference to PEA No.47 filed May 8, 2001.

                  (2) Article IV of the Bylaws incorporated by reference to PEA No. 47 filed May 8, 2001.

     (d) Investment Advisory Agreement.

         (1) Form of Investment Advisory Agreement dated January 28, 2001, by and between the Registrant, on behalf of each fund of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 47 filed May 8, 2001.

         (2) Form of Investment Sub-Advisory Agreement dated January 28, 2001, by and between the Registrant, on behalf of the PBHG Large Cap Value, Mid Cap Value, Small Cap Value,
                  Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. incorporated herein by reference to PEA No. 47 filed May 8, 2001.

         (3) Form of Investment Sub-Advisory Agreement dated January, 28, 2001 by and between the Registrant, on behalf of the PBHG Cash Reserve Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP incorporated herein by reference to PEA No. 47 filed May 8, 2001.


    (e) Distribution Agreement. Form of Distribution Agreement dated January 28, 2001 by and between the Registrant and PBHG Fund Distributors incorporated herein by reference to PEA No. 47 filed May 8, 2001.

     (f) Not Applicable

    (g)  Custodian Agreement.

         (1) Custodian Agreement between the Registrant and The Northern Trust Company incorporated herein by reference to PEA
                  No. 30 filed May 20, 1997.

                  (i) First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 incorporated herein by reference to PEA No. 35.

         (2) Custodian Agreement between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) and Schedule A incorporated herein by reference to PEA No. 30 filed May 20, 1997

                  (i) Schedule A dated December 14, 2000 to the Custodian Agreement dated April 1, 1997 between the Registrant and First Union National Bank incorporated herein by reference to PEA No. 42 filed December 15, 2000.

    (h)  Other Material Contracts.

         (1) Form of Administrative Services Agreement dated January 28, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 47 filed May 8, 2001.

         (2) Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Mutual Funds Services incorporated herein by reference to PEA No. 47 filed May 8, 2001.

         (3) Schedule A dated December 14, 2000 to the Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 42 filed December 15, 2001.

         (4) Form of Expense Limitation Agreement dated January 28, 2001 between the Registrant and Pilgrim Baxter & Associates,
                  Ltd. incorporated herein by reference to PEA No. 47 filed May 8, 2001.


     (i) Consent and Opinion of Counsel incorporated herein by reference to PEA No. 47 filed May 8, 2001.

     (j) Consent of Independent Auditors attached as Exhibit (j).

     (k) Not Applicable

     (l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

     (m) Plan under Rule 12b-1. Form of Plan under rule 12b-1 with respect to the Advisor Class Shares incorporated herein by reference to PEA No. 47 filed May 8, 2001.

     (n) Rule 18f-3 Multiple Class Plan. Form of Plan under Rule 18f-1 incorporated herein by reference to PEA No. 47 filed May 8, 2001.

     (o) Not Applicable

     (p) Code of Ethics.

         (1) Code of Ethics of Registrant. Form of Code of Ethics of Registrant incorporated herein by reference to PEA No. 38 filed April 6, 2000.

         (2) Code of Ethics of Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 38 filed April 6, 2000.

         (3) Code of Ethics of Pilgrim Baxter Value Investors, Inc. incorporated herein by reference to PEA No. 39 filed June 30, 2000.

         (4) Code of Ethics of Wellington Management Company LLP. incorporated herein by reference to PEA No. 39 filed June 30,
                  2000.

         (5) Code of Ethics of PBHG Fund Distributors incorporated herein by reference to PEA No. 47 filed May 8, 2001.


    (q) Other: Trustees' Power of Attorney incorporated herein by reference PEA No. 47 filed May 8, 2001.

ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560, respectively).

The list required by this Item 26 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, PBHG Fund Distributors, acts as distributor for PBHG Insurance Fund and the Registrant.

The principal business address of each person named in the table below is PBHG Fund Distributors, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087

------------------------------------- ----------------------------------- -----------------------------------

Name                                  Positions and Office with           Position and Offices with
                                      Underwriter                         Registrant
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Harold J. Baxter                      Trustee                             Chairman and Trustee
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Eric C. Schneider                     Trustee                             ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Lee T. Cummings                       President                           Treasurer, Chief Financial
                                                                          Officer and Controller
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Michael T. Brophy                     Chief Financial Officer and Chief   ---
                                      Financial Compliance Officer
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
John M. Zerr                          General Counsel and Secretary       Vice President and Secretary
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Brian C. Dillon                       Chief Compliance Officer            ---
------------------------------------- ----------------------------------- -----------------------------------

c.  None.

ITEM  28.         LOCATION OF ACCOUNTS AND RECORDS

                  Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the
                           required books and records are maintained at the offices of Registrant's Custodian:

                           First Union National Bank (successor to CoreStates Bank, N.A.)
                           123 South Broad Street
                           Philadelphia, PA 19109

                           The Northern Trust Company
                           50 South LaSalle Street
                           Chicago, IL  60675

                  (b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
                           (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11)
                           and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Fund Resources
                           One Freedom Valley Road
                           Oaks, PA 19456

                  (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

                           Pilgrim Baxter & Associates, Ltd.
                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Pilgrim Baxter Value Investors, Inc.
                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Wellington Management Company, LLP
                           75 State Street
                           Boston, MA  02109


ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 13th day of July, 2001.

                                                     PBHG FUNDS
                                                     Registrant


                                                    By: /s/Harold J. Baxter
                                                        Harold J. Baxter
                                                        Chairman and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                                  Title                Date

/s/Harold J. Baxter
________________________           Chairman and Trustee           July 13, 2001
Harold J. Baxter


                     *
________________________            Trustee                       July 13, 2001
John R. Bartholdson

                     *
________________________            Trustee                       July 13, 2001
Jettie M. Edwards

                     *
________________________            Trustee                       July 13, 2001
Albert A. Miller

/s/Gary L. Pilgrim
________________________            President                     July 13, 2001
Gary L. Pilgrim

/s/ Lee T. Cummings
________________________            Treasurer,                    July 13, 2001
Lee T. Cummings                     Chief Financial Officer
                                    and Controller



                          *By: /s/ John M. Zerr
                               John M. Zerr
                               Attorney-in-Fact

                                  Exhibit List


Exhibit Number    Description

EX- 99.(j)                 Consent of Independent Auditors